GOODWILL AND INTANGIBLE ASSETS - Future amortization expense of intangible assets and intangible liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets
2022	$ 20,123
2023	19,864
2024	19,701
2025	19,288
2026	18,604
Thereafter	49,379
Total	146,959	$ 163,710
Intangible Liabilities
2022	2,000
2023	2,000
2024	2,000
2025	2,000
2026	2,000
Thereafter	6,083
Total	$ 16,083	$ 18,083